RELATED-PARTY TRANSACTIONS AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 1,057,576
Investments, at fair value	$ 887,825,471	$ 710,029,515
MasTec, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	1,112,226	1,134,486
Net realized gains on sales	$ 87,938,512	$ 5,334,259
Net unrealized appreciation in value on securities	5,778,538	65,162,850
Investment acquired, excluding plan interest in master trust, cost	29,791,477
Investment sold, excluding plan interest in master trust, cost	182,870,389
Investments, at fair value	241,764,546	$ 154,448,893
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 1,057,576